Relevant events of the year	12 Months Ended
Jun. 30, 2021
39. Relevant events of the year

39. Relevant events of the year

Distribution of dividends in kind

On October 26, 2020, our shareholders held an Ordinary and Extraordinary ‘Meeting and approved an in kind dividend distribution equivalent to ARS 484 million (representative of ARS 0.84 per share) and payable in shares of IRSA CP. Our shareholders decided to consider IRSA CP’s ‘quoted price per share as of October 23, 2020, which resulted amounted ARS 320 per share. Pursuant to that shareholders’ decision, we distributed 1,512,500 ordinary shares of IRSA CP. We reflected this transaction on our financial statements as a change in equity, which generated a reduction of the equity attributable to the controlling shareholders totalling ARS 725 million restated for inflation as of June 30, 2021. On the date of this form, our interest in IRSA CP amounts to 79.92%.

Capital increase on IRSA’s subsidiaries

On April 12, 2021, the Company announced the launch of its public offering of shares for up to 80 million shares (or its equivalent 8 million GDS) and 80 million warrants to subscribe for new common shares, to registered holders as of April 16, 2021. Each right corresponding to one share (or GDS) allowed its holder to subscribe 0.1382465082 new ordinary shares and receive free of charge an option with the right to subscribe 1 additional ordinary share in the future. The final subscription price for the new shares was ARS 58.35 or USD 0.36 and for the new GDS it was USD 3.60. The new shares, registered, of ARS 1 (one peso) of par value each and with the right to one vote per share gives the right to receive dividends under the same conditions as the current shares in circulation.

The 80,000,000 new shares (or its equivalent 8 million GDS) offered were totally subscribed.

Likewise, 80,000,000 options were issued that will entitle the holders through their exercise to acquire up to 80 million additional new shares. The exercise price of the warrants is USD 0.432. The warrants may be exercised quarterly from the 90th day of their issuance on the 17th to the 25th (inclusive) of the months of February, May, September, and November of each year on the business day prior to maturity and on the date of maturity (if dates are business days in the city of New York and in the Autonomous City of Buenos Aires) until their expiration 5 years from the date of issue.

The Company received all the funds in the amount of USD 28.8 and issued the new shares, increasing the capital stock to 658,676,460 shares.

BrasilAgro share capital increase

During the fiscal year, BrasilAgro carried out two share capital increase: (i) capitalization of R $ 440 million through a public offering of 20,000,000 shares at a price of R $ 22.00 each, carried out in Brazil in an over-the-counter market not organized with placement of efforts abroad, with administrative expenses valued at R $ 17 million recorded directly in stockholders’ equity in the caption “Expenses with issuance of share capital (ii) contribution of R $ 448 million through the issuance of 20,272,707 common shares, nominative and without par value, derived from the exercise of subscription rights, issued by the Company on March 15, 2006.

Purchase-sale bill of “Catalinas” building

On June 18, 2021, a purchase-sale bill was signed for the 12th floor and parking spaces located in the 2nd basement of the property called “Catalinas”, receiving an advanced payment for USD 2 million. The price of the transaction was USD 7. To date, possession has not been transferred, which is agreed no later than December 15, 2021.

Economic context in which the Group operates

The Group operates in a complex context both due to macroeconomic conditions, whose main variables have recently experienced strong volatility, as well as regulatory, social, and political conditions, both nationally and internationally.

The results from operations may be affected by fluctuations in the inflation and the exchange rate of the Argentine peso against other currencies, mainly the dollar, changes in interest rates which have an impact on the cost of capital, changes in government policies, capital controls and other political or economic events both locally and internationally.

In December 2019, a new strain of coronavirus (SARS-COV-2), which caused severe acute respiratory syndrome (COVID-19) appeared in Wuhan, China. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic. In response, countries have taken extraordinary measures to contain the spread of the virus, including imposing travel restrictions and closing borders, closing businesses deemed non-essential, instructing residents to practice social distancing, implementing lockdowns, among other measures. The ongoing pandemic and these extraordinary government measures are affecting global economic activity, resulting in significant volatility in global financial markets.

On March 3, 2020, the first case of COVID-19 was registered in the country and as of today, more than 5,000,000 cases of infections had been confirmed in Argentina, by virtue of which the Argentinian Government implemented a series of health measures of social, preventive and mandatory lockdown at the national level with the closure of non-essential activities, including shopping malls, as well as the suspension of flights and border closures, for much of the year 2020. Since October 2020, a large part of the activities started to become more flexible, in line with a decrease in infections, although between April 16 and June 11, 2021, because of the sustained increase in the cases registered, the National Government established restrictions on night activity and the closure of shopping malls in Buenos Aires Metropolitan Area. As of the date of these financial statements, 100% of the shopping malls are operational.

This series of measures affected a large part of Argentine companies, which experienced a drop in their income and inconveniences in the payment chain. In this context, the Argentine government announced different measures aimed at alleviating the financial crisis of the companies affected by the COVID-19 pandemic. Likewise, it should be noted that, to the stagnation of the Argentine economy, a context of international crisis is added because of the COVID-19 pandemic. In this scenario, a strong contraction of the Argentine economy was evidenced.

At the local environment, the following circumstances were observed:

•	In May 2021, the Monthly Economic Activity Estimator (“EMAE” in Spanish) reported by the National Institute of Statistics and Census (“INDEC” in Spanish), registered a variation of 13.6% compared to the same month of 2020, and (2.0%) compared to the previous month.

•	The annual retail inflation reached 50.20% in the last 12 months. The survey on market expectations prepared by the Argentine Central Bank in April 2021, called the Market Expectations Survey (“REM” in Spanish), estimates a retail inflation of 47.3% for 2021. Analysts participating in the REM forecast a rebound in economic activity in 2021, reaching an economic growth of 6.4%.

•	In the period from June 2020 to June 2021, the Argentine peso depreciated 35.9% against the US dollar according to the wholesale average exchange rate of Banco de la Nación Argentina. Given the exchange restrictions in force since August 2019, as of June 30, 2021, there is an exchange gap of approximately 77.5% between the official price of the dollar and its price in parallel markets, which impacts the level of activity in the economy and affects the level of reserves of the Argentine Central Bank. Additionally, these exchange restrictions, or those that may be dictated in the future, could affect the Group’s ability to access the Single Free Exchange Market (“MULC” in Spanish) to acquire the necessary currencies to meet its financial obligations.

On February 25, 2021, the Central Bank of the Argentine Republic published Communication “A” 7230 which establishes that those who register financial debts with capital maturities in foreign currency scheduled between 04.01.2021 and 12.31.2021, must submit a refinancing plan to the BCRA based on the following criteria: (a) that the net amount for which the exchange market will be accessed in the original terms will not exceed 40% of the principal amount due in the indicated period above, and (b) that the rest of the capital is, at least, refinanced with a new external debt with an average life of 2 years, provided that the new debt is settled in the exchange market. In the case of the Company, the maturity of the Series XXV Notes on July 11, 2021, for a nominal value of USD 59.6 million was framed in this regulation, as well as other bank debts.

COVID-19 Pandemic

As described above, the COVID-19 pandemic is adversely impacting both the global economy and the Argentine economy and the Group’s business. The current estimated impacts of the COVID-19 pandemic on the Group as of the date of these financial statements are set out below:

•	Cresud and its subsidiary BrasilAgro continued to operate normally during the pandemic as it was the essential agricultural activity in the food provision.

•	During the fourth quarter of fiscal year 2021, shopping centers in the Buenos Aires Metropolitan Area suspended their operations between April 16 and June 11, operating only those items considered essential such as pharmacies, supermarkets, and banks. The impact on income for the closing months due to the pandemic was 40.3% in fiscal year 2021.

•	Regarding the offices, although most of the tenants continue to work in the home office mode, they are operational with strict safety and hygiene protocols. As of today, we have registered a slight increase in vacancies, although we have not evidenced a deterioration in collections.

•	The Libertador and Intercontinental hotels in the City of Buenos Aires have been operating since December 2020, although with low occupancy levels. The Llao Llao Resort, located in Bariloche, was able to operate during the quarter with average occupancy levels thanks to the domestic tourism.

The final extent of the Coronavirus outbreak and its impact on the country’s economy is still uncertain. However, although it has produced significant short-term effects, they are not expected to affect business continuity and the Group’s ability to meet its financial commitments for the next twelve months.

The Group is closely monitoring the situation and taking all necessary measures to preserve human life and the Group’s businesses.